Employee Benefit Arrangements - Net Periodic Benefit Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other Changes in Plan Assets and Benefit Obligations Recognized in AOCI:
Amortization of prior service (credit) cost	$ 13.8	[1]	$ 21.4	[1]	$ (78.9)	[1]
Total recognized in AOCI	13.8		21.4		(78.9)
Pension Plans
Net Periodic (Benefit) Costs Recognized in Consolidated Statements of Operations:
Service cost	45.3		40.5		37.5
Interest cost	88.3		90.2		95.0
Expected return on plan assets	(101.2)		(92.6)		(81.6)
Amortization of prior service cost (credit)	(10.4)		(11.1)		(1.3)
(Gain) loss recognized due to curtailments	0		(6.9)		0
Net (gain) loss recognition	(397.9)		170.0		163.3
Net periodic (benefit) costs	(375.9)		190.1		212.9
Other Changes in Plan Assets and Benefit Obligations Recognized in AOCI:
Prior service cost (credit)	0		0		(83.6)
Amortization of prior service (credit) cost	10.4		11.1		1.3
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Effect of Curtailments and Settlements, before Tax	0		6.9		0
(Gain) loss recognized due to curtailments	0		(6.9)		0
Total recognized in AOCI	10.4		18.0		(82.3)
Total recognized in net periodic (benefit) costs and AOCI	(365.5)		208.1		130.6
Future amortization of prior service cost (credit)	(10.4)
Other Postretirement Benefits
Net Periodic (Benefit) Costs Recognized in Consolidated Statements of Operations:
Service cost	0		0		(2.1)
Interest cost	1.7		1.7		2.6
Expected return on plan assets	0		0		0
Amortization of prior service cost (credit)	(3.4)		(3.4)		(3.4)
(Gain) loss recognized due to curtailments	0		0		0
Net (gain) loss recognition	(7.2)		1.9		(5.5)
Net periodic (benefit) costs	(8.9)		0.2		(8.4)
Other Changes in Plan Assets and Benefit Obligations Recognized in AOCI:
Prior service cost (credit)	0		0		0
Amortization of prior service (credit) cost	3.4		3.4		3.4
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Effect of Curtailments and Settlements, before Tax	0		0		0
(Gain) loss recognized due to curtailments	0		0		0
Total recognized in AOCI	3.4		3.4		3.4
Total recognized in net periodic (benefit) costs and AOCI	(5.5)		3.6		(5.0)
Future amortization of prior service cost (credit)	$ (3.4)

[1]	See Note 13. Employee Benefit Arrangements for amounts reported in Net Periodic (Benefit) Costs